Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Changes in YPF's Net Proved Reserves (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2022 ft³ MMBoe MMBbls Bcf	Dec. 31, 2021 MMBoe Bcf MMBbls	Dec. 31, 2020 MMBoe Bcf MMBbls
Disclosure of information about consolidated structured entities [Line Items]
Estimated crude oil production	12	11	11
Estimated natural gas liquids production	2	1	1
Estimated natural gas production | Bcf	57	53	53
Consolidated entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Estimated proved crude oil reserves	82	92	70
Estimated proved natural gas liquids reserves	11	8	7
Estimated proved natural gas reserves | Bcf	335	288	245
Estimated barrel of oil equivalent production | MMBoe	24	22	22
Estimated Proved oil equivalent reserves | MMBoe	153	151	120
Estimated proved natural gas reserves consumed as fuel | Bcf	299	337	290
Oil equivalent [Member]
Disclosure of information about consolidated structured entities [Line Items]
Natural gas converted to barrel of oil equivalent | ft³	5,615